LOANS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans
Loans, gross	$ 115,125	$ 120,470
Allowance for loan losses	(1,103)	(1,399)	(1,565)
Net deferred costs and other	108	75
Loans, net	114,130	119,146
One-to-four-family
Loans
Loans, gross	97,214	97,301
Allowance for loan losses	(822)	(823)	(1,038)
Multi-family and commercial
Loans
Loans, gross	9,493	12,847
Allowance for loan losses	(259)	(466)	(467)
Home equity
Loans
Loans, gross	8,069	10,141
Allowance for loan losses	(22)	(109)	(59)
Consumer and other
Loans
Loans, gross	349	181
Allowance for loan losses		$ (1)	$ (1)